36. Financial instruments and risk management (Details 8) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments And Risk Management [Abstract]
Total loans and derivatives (notes 19 and 36)		R$ 1,879,109	R$ 1,986,982
Lease - Liabilities (note 15)		8,378,835	7,780,870
Lease - Assets (note 15)		(162,198)	(156,378)
Less: Cash and cash equivalents (note 4)		(2,575,291)	(2,284,810)	R$ (1,075,530)	R$ (2,960,718)
FIC (note 5)		(2,070,438)	(654,479)
Net debt		5,450,018	6,672,185
Other derivatives (note 36)		161,429
Adjusted net debt		5,611,447	6,672,185
EBITDA	[1]	R$ 8,330,038	R$ 9,643,838
Leverage ratio		65.00%	69.00%
Reconciliation to the directly comparable GAAP measure
Net income		R$ 1,828,254	R$ 3,622,127	2,545,101
Depreciation and amortization		5,527,012	5,128,981
Financial Income (Expenses)		(810,622)	21,210	(537,333)
Income tax and social contribution		(164,150)	(913,940)	R$ 664,911
EBITDA	[1]	R$ 8,330,038	R$ 9,643,838

[1]	EBITDA: Presentation of earnings before interest, income tax, depreciation and amortization ("EBITDA") as a non-GAAP measure is useful to management, investors and other users of our financial information in evaluating operating profitability of the Company. EBITDA is calculated by adding back financial Income (Expenses), income taxes, depreciation and amortization expense to net income.